Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets
Fixed income securities		$ 4,991,203	$ 5,491,047
Equity securities		205,822	206,122
Short-term investments		108,279	138,372
Other investments:
Free-standing derivatives		983	600
Separate account assets		317,316	383,263
Other assets		82,774	84,561
Total recurring basis assets		5,706,377
Non-recurring basis	[1]	477
Total assets at fair value		$ 5,706,854	$ 6,303,965
% of total assets at fair value		100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ (7,900)	$ (7,391)
Other liabilities:
Other liabilities: Free-standing derivatives		(140)
Total liabilities at fair value		$ (8,040)	$ (7,391)
% of total liabilities at fair value		100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities		$ 166,697	$ 279,967
Municipal
Assets
Fixed income securities		726,571	782,957
Corporate - public
Assets
Fixed income securities		2,395,301	2,472,365
Corporate - privately placed
Assets
Fixed income securities		1,238,155	1,240,629
Foreign government
Assets
Fixed income securities		216,751	396,676
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		57,709	98,325
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		87,210	134,892
Asset Backed Securities - CDO
Assets
Fixed income securities		9,650	9,525
Asset Backed Securities - consumer and other
Assets
Fixed income securities		82,970	65,075
Redeemable preferred stock
Assets
Fixed income securities		10,189	10,636
Counterparty and cash collateral netting
Assets
Fixed income securities		0
Equity securities		0
Short-term investments		0
Other investments:
Free-standing derivatives		(8)
Separate account assets		0
Other assets		0
Total recurring basis assets		(8)
Non-recurring basis	[1]	$ 0
% of total assets at fair value		0.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ 0
Other liabilities:
Other liabilities: Free-standing derivatives		8
Total liabilities at fair value		$ 8
% of total liabilities at fair value		(0.10%)
Total assets at fair value		$ (8)
Counterparty and cash collateral netting | U.S. government and agencies
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Municipal
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Corporate - public
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Corporate - privately placed
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Foreign government
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Asset Backed Securities - CDO
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Asset Backed Securities - consumer and other
Assets
Fixed income securities		0
Counterparty and cash collateral netting | Redeemable preferred stock
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities		14,146	3,642
Equity securities		198,433	200,575
Short-term investments		22,749	2,003
Other investments:
Free-standing derivatives		0
Separate account assets		317,316	383,263
Other assets		0
Total recurring basis assets		552,644
Non-recurring basis	[1]	0
Total assets at fair value		$ 552,644	$ 589,483
% of total assets at fair value		9.70%	9.40%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ 0
Other liabilities:
Other liabilities: Free-standing derivatives		0
Total liabilities at fair value		$ 0
% of total liabilities at fair value		0.00%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities		$ 14,146	$ 3,642
Quoted prices in active markets for identical assets (Level 1) | Municipal
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Corporate - public
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Corporate - privately placed
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Foreign government
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Asset Backed Securities - CDO
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		0
Quoted prices in active markets for identical assets (Level 1) | Redeemable preferred stock
Assets
Fixed income securities		0
Significant other observable inputs (Level 2)
Assets
Fixed income securities		4,697,420	5,167,073
Equity securities		454	547
Short-term investments		85,530	136,369
Other investments:
Free-standing derivatives		662	46
Separate account assets		0
Other assets		0
Total recurring basis assets		4,784,066
Non-recurring basis	[1]	0
Total assets at fair value		$ 4,784,066	$ 5,304,035
% of total assets at fair value		83.80%	84.10%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ 0
Other liabilities:
Other liabilities: Free-standing derivatives		(148)
Total liabilities at fair value		$ (148)
% of total liabilities at fair value		1.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities		$ 152,551	$ 276,325
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities		694,285	740,535
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities		2,385,162	2,456,330
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities		1,026,297	1,004,099
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities		216,751	396,676
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		57,709	98,325
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		87,210	134,892
Significant other observable inputs (Level 2) | Asset Backed Securities - CDO
Assets
Fixed income securities		0
Significant other observable inputs (Level 2) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		67,266	49,255
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities		10,189	10,636
Significant unobservable inputs (Level 3)
Assets
Fixed income securities		279,637	320,332
Equity securities		6,935	5,000
Short-term investments		0
Other investments:
Free-standing derivatives		329	554
Separate account assets		0
Other assets		82,774	84,561
Total recurring basis assets		369,675
Non-recurring basis	[1]	477
Total assets at fair value		$ 370,152	$ 410,447
% of total assets at fair value		6.50%	6.50%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ (7,900)	$ (7,391)
Other liabilities:
Other liabilities: Free-standing derivatives		0
Total liabilities at fair value		$ (7,900)	$ (7,391)
% of total liabilities at fair value		98.30%	100.00%
Significant unobservable inputs (Level 3) | U.S. government and agencies
Assets
Fixed income securities		$ 0
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities		32,286	$ 42,422
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities		10,139	16,035
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities		211,858	236,530
Significant unobservable inputs (Level 3) | Foreign government
Assets
Fixed income securities		0
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		0
Significant unobservable inputs (Level 3) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		0
Significant unobservable inputs (Level 3) | Asset Backed Securities - CDO
Assets
Fixed income securities		9,650	9,525
Significant unobservable inputs (Level 3) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		15,704	$ 15,820
Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities		$ 0

[1]	Includes $477 thousand of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.